As filed with the Securities and Exchange Commission on November 1, 2002

                            1933 Act File No. 2-62218
                           1940 Act File No. 811-2853

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
                      Pre-Effective Amendment No:                      [ ]
                      Post-Effective Amendment No: 40                  [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                                Amendment No: 33

                          LEGG MASON CASH RESERVE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                           ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated          Kirkpatrick & Lockhart LLP
100 Light Street                              1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                    Second Floor
(Name and Address of Agent for Service)       Washington, D.C.  20036-1800


It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to Rule 485(b)
[ ]  on , 2002 pursuant to Rule 485(b)
[X]  60 days after filing  pursuant to Rule 485(a)(i)
[ ]  on , pursuant to Rule 485(a)(i)
[ ]  75 days after filing pursuant to Rule 485(a)(ii)
[ ]  on , pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Cash Reserve Trust

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                   LEGG MASON
                               CASH RESERVE TRUST


             Investing in money market instruments for stability of principal and current income consistent with stability of principal.


                          PROSPECTUS December 31, 2002


                                [GRAPHIC OMITTED]


As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:
--------------

                1          Investment objective
                2          Principal risks
                3          Performance
                4          Fees and expenses of the fund
                5          Management



About your investment:
---------------------

                6          How to invest
                8          How to sell your shares
               10          Account policies
               11          Services for investors
               12          Distributions and taxes
               13          Financial highlights

LEGG MASON CASH RESERVE TRUST
[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE

The fund is a money market fund that seeks to achieve stability of principal and current income consistent with stability of principal.

To achieve its investment objective, the fund adheres to the following practices:

o        it buys money market securities maturing in 397 days or less

o it maintains a dollar-weighted average portfolio maturity of 90 days or less

o it buys only high-quality money market securities determined by the investment adviser to present minimal credit risk

High-quality money market securities in which the fund may invest include, but are not limited to:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o securities representing deposits at domestic and foreign banks and savings and loan institutions. The fund may at times invest greater than 25% of its assets in such bank securities. These banks and institutions must have capital surplus and undivided profits of over $100,000,000 or the principal amount of the instruments must be insured by the Federal Deposit Insurance Corporation

o commercial paper rated A-1 by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Ratings ("Fitch"), and unrated commercial paper that the adviser determines to be of comparable quality

o corporate bonds rated AAA or AA by S&P or Aaa or Aa by Moody's, and unrated bonds that the adviser determines to be of comparable quality, in every case having a remaining maturity of 397 days or less

o        U.S. dollar-denominated securities of foreign issuers

o asset-backed securities - i.e., securities that represent an interest in a pool of assets, such as credit card receivables or car loan receivables

o        repurchase agreements

o variable and floating rate securities - i.e., securities whose interest rates change at specified intervals so they approximately equal current market rates

The fund's investment objective is non-fundamental and may be changed by the fund's Board of Trustees without shareholder approval.

[GRAPHIC OMITTED]
PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so.

Interest rate risk:

Interest rate risk is the risk that the market prices of the fund's investments may decline due to an increase in interest rates. Generally, the longer the maturity of a fixed-income security, the greater the effect on its value when rates change.

Credit risk:

Credit risk is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the private companies issuing them and are not absolute guarantees as to quality. Generally, the fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, or unrated securities deemed by the adviser to be comparable in quality to a security with the highest rating. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in each of these cases.

Other risks:

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk and regulatory developments relating to the banking industry. Banks may be strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The bank securities in which the fund may invest typically are not insured by the federal government.

Investments in Eurodollar certificates of deposit and other dollar-denominated foreign money market instruments also pose certain risks of investing overseas, such as unfavorable economic or political developments, imposition of taxes, payment restrictions or, in extreme cases, seizure of assets.

[GRAPHIC OMITTED]
PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions, if any. Historical performance of the fund does not necessarily indicate what will happen in the future.

          Year-by-year total return as of December 31 of each year (%)

--------------------------------------------------------------------------------
1992    1993   1994   1995    1996    1997    1998    1999    2000     2001
--------------------------------------------------------------------------------
3.47    2.78   3.66   5.32    4.80    4.90    4.84    4.51    5.79
--------------------------------------------------------------------------------

                       During the past ten calendar years:

       -------------------------------------------------------------
                                Quarter Ended         Total Return
       -------------------------------------------------------------
       Best quarter:                                    %
       -------------------------------------------------------------
       Worst quarter:                                   %
       -------------------------------------------------------------

The fund's year-to-date return as of September 30, 2002 was ______% (not annualized). For the fund's current yield, call Funds Investor Services, toll-free 1-800-822-5544.

                          Average annual total returns
                            as of December 31, 2001:

                 -----------------------------------------------
                             1 Year                   %
                 -----------------------------------------------
                            5 Years                   %
                 -----------------------------------------------
                           10 Years                   %
                 -----------------------------------------------

[GRAPHIC OMITTED]
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets, thereby lowering the fund's dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees. The fund has no sales charge or redemption fee, but is subject to a 12b-1 service fee.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

                 ----------------------------------------------
                 Management Fees                  _______%
                 ----------------------------------------------
                 Service (12b-1) Fees             0.15%(a )
                 ----------------------------------------------
                 Other Expenses                   _______%
                 ----------------------------------------------
                 Total Annual Fund
                 Operating Expenses               _______%
                 ----------------------------------------------

(a) Legg Mason Wood Walker, Incorporated has agreed to waive 0.05% of the 12b-1 service fee indefinitely, reducing total expenses from _______% to ________%.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

                 --------------------------------------------------
                   1 Year       3 Years      5 Years       10 Years
                 --------------------------------------------------
                   $            $            $             $
                 --------------------------------------------------

[GRAPHIC OMITTED]
MANAGEMENT

Manager and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105. As adviser, Western Asset is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $95 billion as of September 30, 2002.

For its services, the fund paid LMFA a fee of ______% of its average daily net assets for the fiscal year ended August 31, 2002. LMFA paid Western Asset a fee, which is calculated daily and payable monthly, equal to 30% of LMFA's fee.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under rule 12b-1 that allows it to pay fees for the sale of its shares and for services provided to shareholders not to exceed an annual rate of 0.15% of the fund's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the 12b-1service fee indefinitely. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[GRAPHIC OMITTED]
H O W  T O  I N V E S T

To open a regular, retirement or education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. You may also open a Coverdell Education Savings Account, which provides a vehicle for financing a child's education. Contact your Legg Mason Financial Advisor, FIS, or other entity offering the fund to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans or automatic sweep arrangements) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                Give  your  financial  adviser a check for $500 or more
                         payable to the fund.
--------------------------------------------------------------------------------
Mail                     Mail your check, payable to the fund, for $500 or more
                         to  your  financial  adviser  or to Legg  Mason  Funds
                         Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                         21297-0356.
--------------------------------------------------------------------------------
Telephone or  Wire       Call your financial adviser or FIS at 1-800-822-5544 to
                         transfer  available  cash  balances  in your  brokerage
                         account or to transfer  money from your bank  directly.
                         Wire  transfers  may be subject to a service  charge by
                         your bank.
--------------------------------------------------------------------------------
Automatic                Arrangements  may  be  made  with  some  employers  and
Investments              financial  institutions for regular  automatic  monthly
                         investments  of $50 or more in shares of the fund.  You
                         may  also   reinvest   dividends   from   certain  unit
                         investment trusts in shares of the fund.

--------------------------------------------------------------------------------
Future First(R)          Contact a Legg Mason Financial Advisor or FIS to enroll
Systematic               in Legg Mason's  Future  First(R)Systematic  Investment
Investment Plan          Plan.  Under this plan,  you may arrange for  automatic
                         monthly  investments  in the fund of $50 or  more.  The
                         transfer  agent will  transfer  funds monthly from your
                         Legg  Mason  account  or  from  your   checking/savings
                         account to purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor, FIS or other entity offering the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:


------------------------------------------------------------------------------------------------------------
If the purchase order is received           Shares will be purchased at the       Such shares will begin to
                                            net asset value next determined       earn dividends on the
                                            on the
------------------------------------------------------------------------------------------------------------

before 12:00 noon, Eastern time             same day                              same day
------------------------------------------------------------------------------------------------------------
12:00 noon or after, but before             same day                              next business day
4:00 p.m., Eastern time
------------------------------------------------------------------------------------------------------------
4:00 p.m. or after, Eastern time            next business day                     next business day
------------------------------------------------------------------------------------------------------------

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[GRAPHIC OMITTED]
H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call   your  Legg   Mason   Financial   Advisor   or  FIS  at
                   1-800-822-5544  or other entity through which you hold shares
                   to  request  a   redemption.   Please   have  the   following
                   information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $20. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg  Mason's  Internet  site  at  www.leggmasonfunds.com  or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a letter  to your  financial  adviser  or to Legg  Mason
                   Funds  Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                   21297-0356  requesting  redemption of your shares. The letter should  be  signed  by  all  of the  owners  of the  account.
                   Redemption  requests for shares  valued at $10,000 or more or when  proceeds  are to be  paid to  someone  other  than  the accountholder(s) may require a signature  guarantee.  You may obtain a signature  guarantee  from most banks or  securities dealers.
--------------------------------------------------------------------------------
Checkwriting       The fund offers a free  checkwriting  service.  You may write checks to  anyone  in  amounts  of $500 or more.  The  fund's transfer  agent  will  redeem  sufficient  shares  from  your account  to  pay  the  checks.  You  will  continue  to  earn dividends  on your  shares  until  the  check  clears  at the transfer  agent.  Checkwriting  cannot be used to close  your account or to set up electronic funds transfers.
--------------------------------------------------------------------------------
Securities         Legg Mason has special  redemption  procedures  for investors
Purchases at       who wish to purchase  stocks,  bonds or other  securities  at
Legg Mason         Legg Mason.  Once you've placed an order for  securities  and have not indicated any other payment method, fund shares will be redeemed on the  settlement  date for the amount due. Fund shares may also be redeemed  to cover debit  balances in your brokerage account.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. Generally, proceeds from redemption orders received before 11:00 a.m., Eastern time, will be sent that same day. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid by the fund may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

[GRAPHIC OMITTED]
ACCOUNT POLICIES

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

o refuse any client, reject any order for shares, or suspend the offering of shares for a period of time,

o    change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[GRAPHIC OMITTED]
SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive only a quarterly statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Fund shares may be exchanged for shares of any of the other Legg Mason funds and for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TeleFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in a 12-month period.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[GRAPHIC OMITTED]
DISTRIBUTIONS AND TAXES

The fund declares dividends from its net investment income daily and pays them monthly.

The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months. Fund distributions of any net short-term capital gains will be taxable to investors as ordinary income, whether received in cash or reinvested in additional shares of the fund.

Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify the fund at least ten days before the next dividend is to be paid. You may also request that your dividends be invested in shares of another Legg Mason fund or Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund, provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

The sale or exchange of fund shares will not result in any gain or loss for a shareholder to the extent the fund maintains a stable share price of $1.00.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

As required by law, the fund will withhold a certain percentage of all dividends (including distributions of net short-term capital gain) payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the average rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent auditors, Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.



                               [INSERT EXCEL FILE]

Legg Mason Cash Reserve Trust

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

To request the SAI or any reports to shareholders or to obtain more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-017                                              SEC File Number: 811-2853

                          LEGG MASON CASH RESERVE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 31, 2002



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the fund's Prospectus dated December 31, 2002, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent auditors are incorporated by reference into (and are therefore legally a part of) this Statement of Additional Information from the fund's annual report to shareholders. A copy of either the Prospectus or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.










                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21202-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----

DESCRIPTION OF THE FUND                                                    1
FUND POLICIES                                                              1
INVESTMENT STRATEGIES AND RISKS                                            3
ADDITIONAL TAX INFORMATION                                                 5
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                             5
VALUATION OF FUND SHARES                                                   8
PERFORMANCE INFORMATION                                                    10
TAX-DEFERRED QUALIFIED PLANS                                               11
MANAGEMENT OF THE FUND                                                     13
THE FUND'S INVESTMENT ADVISER/MANAGER                                      17
PORTFOLIO TRANSACTIONS AND BROKERAGE                                       20
THE FUND'S DISTRIBUTOR                                                     21
MASSACHUSETTS TRUST LAW                                                    22
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT            23
THE FUND'S LEGAL COUNSEL                                                   23
THE FUND'S INDEPENDENT AUDITORS                                            23
FINANCIAL STATEMENTS                                                       23
RATINGS OF SECURITIES                                                      24

          No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

         Legg Mason Cash Reserve Trust ("Cash Reserve Trust" or "the fund") is a diversified open-end management investment company that was established as a Massachusetts business trust on July 24, 1978.

                                  FUND POLICIES

         Cash Reserve Trust's investment objective, which is non-fundamental, is to seek stability of principal and current income consistent with the stability of principal.

         The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

         The fund may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act") and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, securities of municipal issuers, investments in instruments of domestic banks (such as time and demand deposits and certificates of deposit), U.S. branches of foreign banks subject to substantially similar regulation as domestic banks, and foreign branches of domestic banks whose parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments.

         Although not a part of the fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

         Unless otherwise stated, the investment policies and limitations of the fund are non-fundamental and can be changed by the fund's Board of Trustees without shareholder approval.

         The following are some of the non-fundamental limitations that the fund currently observes:

1. The fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. The fund is diversified under the 1940 Act. Although not a part of the fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities, provided, however, that (1) no more than 5% of the value of the fund's total assets can represent the securities of any one issuer and (2) no more than 10% of the outstanding voting securities of such issuer can be held by the fund.

3. The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

4. The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         Except with respect to the one-third limitation on borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not be considered to be outside the limitation. Cash Reserve Trust will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         The fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and, at present, has no intent to do so.

                         INVESTMENT STRATEGIES AND RISKS

         The fund may use any of the following instruments or techniques, among others.

Bank Instruments

         The fund may invest in certificates of deposit, demand and time deposits, savings shares and bankers' acceptances, as well as Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks.

U. S. Government Obligations

         The fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities may bear fixed, floating or variable rates of interest.

Variable and Floating Rate Securities

         The fund may invest in securities whose interest rates change at specified intervals so they approximately equal current market rates. These securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature that permits the fund to sell them during a determined time period at par plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The fund may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. The ability of a party to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. Rule 2a-7 under the 1940 Act allows the fund to treat many variable and floating rate securities as having a maturity equal to the time remaining until the next interest rate reset, or until the fund can exercise a demand feature, rather than the time remaining before the principal value of the security must unconditionally be repaid.

When-Issued and Delayed Delivery Transactions

         The fund may enter into commitments to purchase short-term U.S. Government securities on a when-issued or delayed-delivery basis. When the fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. These transactions are made to secure what is considered to be an advantageous price and yield for the fund. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices in the interim. No fees or other expenses, other than normal transaction costs, are incurred. Liquid assets of the fund sufficient to make payment for the securities to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled. Such trades may have an effect on the fund that is similar to leverage. The seller's failure to complete a transaction may result in a loss.

Repurchase Agreements

         The fund may enter into repurchase agreements to purchase either U.S. Government obligations or high-quality debt securities from a securities dealer or bank. The securities dealer or bank agrees to repurchase those securities at an agreed-upon price and date. The securities normally are held for the fund by its custodian bank as collateral until resold. Additional collateral may be necessary to maintain the required value of the repurchase agreement. There is a risk that the other party to a repurchase agreement will default on its obligations and the fund may be delayed or prevented from disposing of the collateral securities. This may result in a loss. The fund may engage in "tri-party" repurchase agreements where an unaffiliated third party custodian also maintains accounts to hold collateral for the fund and its counterparties.

         The fund will enter into repurchase agreements only with financial institutions that the adviser determines present a minimal risk of default. For purposes of its fundamental limit on diversification, SEC regulations permit the fund to treat most repurchase agreements collateralized by U.S. Government securities as though they were investments in those U.S. Government securities.

Reverse Repurchase Agreements

         Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement the fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure such an outcome. Regardless of the reason it is entered into, a reverse repurchase agreement has a leveraging effect on the fund.

         When effecting reverse repurchase agreements, liquid assets in a dollar amount sufficient to make payment for the obligations to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled.

Foreign Securities

         The fund may invest in foreign securities that are not publicly traded in the United States. Investments in obligations of banking entities located outside the United States involve certain risks that are different from investments in securities of domestic banks. These risks may include adverse foreign economic and political developments, the imposition of foreign laws or restrictions that may adversely affect payment of principal and interest on such obligations held by the fund, and the imposition of foreign exchange controls and of withholding taxes on principal and interest payable on such obligations held by the fund. In addition, there may be less public information available about a foreign bank than is generally available about domestic banks. Furthermore, foreign banking institutions may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic banks and branches. All securities purchased by the fund will be denominated in U.S. dollars.

         In an effort to minimize these risks, the adviser will purchase foreign-issued money market instruments only from the branches of those banks that are among the largest and most highly rated in various industrialized nations. On an ongoing basis, the adviser will monitor the credit risk of such foreign banks by using third party services, which provide credit and sovereign risk analysis. Also, the adviser will not purchase obligations that it believes, at the time of purchase, will be subject to exchange controls or the interest on which will be subject to withholding taxes. Investment will be limited to obligations of bank branches located in countries where sovereign risk is considered by the adviser to be minimal; however, there can be no assurance that exchange control laws, withholding taxes or other similar laws will not become applicable to certain of the fund's investments.

Restricted and Illiquid Securities

         The fund may invest up to 10% of its net assets in illiquid securities (securities which cannot be sold within seven days at approximately the price at which the fund carries them). Illiquid securities may be difficult to value, and the fund may have difficulty selling such securities promptly. Repurchase agreements maturing in more than seven days are considered illiquid.

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. Although restricted securities traditionally were considered illiquid, the adviser, acting pursuant to guidelines established by the fund's Board of Trustees, may determine that certain restricted securities are liquid.

                           ADDITIONAL TAX INFORMATION

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

Conversion to Federal Funds

         It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason, the fund's distributor, or Boston Financial Data Services ("BFDS"), the fund's transfer agent and dividend disbursing agent, acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to ten business days of receipt of checks.

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Purchases By Sweep

         Shareholders of the fund who have regular Brokerage Accounts with Legg Mason have the option of setting up automatic weekly transfers of cash balances from their Brokerage Account to the fund (commonly referred to as a "sweep"). The transfer will take place on the last business day of the week, based on the prior business day's balance. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

Redemptions By Sweep

         For Brokerage Account clients, an automatic redemption of fund shares will occur when the Brokerage Account has a debit balance except for accounts that require the Financial Advisor to manually redeem shares of the fund to cover debit balances in the Brokerage Account.

Redemption In-Kind

         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem in-kind under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole.

Future First(R) Systematic Investment Plan and Transfer of Funds from Financial Institutions

         When you purchase shares through the Future First(R) Systematic Investment Plan, BFDS will transfer funds from your Brokerage Account or from your checking/savings account to be used to buy shares of the fund. Legg Mason will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

         For more information on setting up these plans, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544. Or, write us at Legg Mason Funds Investor Services, P.O. Box 17023, Baltimore, Maryland 21297-0356.

         If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis, except for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), which are not subject to that minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and the proceeds will be credited to the brokerage account on the third business day; or (2) Check mailed by the fund's transfer agent - fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Legg Mason Premier Asset Management Account

         Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). Premier allows shareholders to combine their fund account with a Brokerage Account with margin borrowing availability, unlimited checkwriting with no minimum check amount and a VISA Gold debit card. Shareholders of the fund participating in the Premier program will have free credit balances in their Brokerage Account automatically invested in shares of the fund. Free credit balances of $100 or more will be invested on the same business day the balances are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Legg Mason charges a fee for the Premier services, which is currently $125 per year for individuals and $200 per year for businesses and corporations. Additional information about the Premier program is available by calling your Legg Mason Financial Advisor or Legg Mason's Premier Client Services at 1-800-253-0454 or 1-410-454-2066.

Legg Mason Funds Premier Account

         The Legg Mason Funds Premier Account and its services are free to Funds Investor Services clients with fund shares valued at $50,000 or more. The Legg Mason Fund Premier Account includes many of the same services as the Legg Mason Premier Asset Management Account, such as Visa debit card, ATM access, unlimited checkwriting and a secured line of credit (margin). In addition, shareholders will receive personalized guidance from their dedicated Funds Investor Services Representative, access to the Legg Mason Funds Core Four Asset Allocation system, hypothetical investment scenarios, portfolio analysis, interaction with high-level Funds personnel, and more. The Funds Premier Account is also intended to provide easy access to your Legg Mason funds assets. For additional information about this account, contact Legg Mason Funds Investor Services at 1-800-822-5544.

Other Information Regarding Redemptions

         The fund reserves the right to modify or terminate the check, wire, telephone, or Internet redemption services described in the Prospectus and this Statement of Additional Information at any time.

         You may request the fund's checkwriting service by completing a Funds Checkwriting Services request form and sending it to Legg Mason Funds Investor Services, P.O. Box 17023, Baltimore, Maryland 21297-0356. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks printed for the checking account cannot be used to set up electronic funds transfer arrangements with third parties. In addition, checks cannot be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                            VALUATION OF FUND SHARES

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         USE OF THE AMORTIZED COST METHOD. The Board of Trustees has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost, adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Trustees periodically assesses the appropriateness of this method of valuation.

         The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Trustees must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption taking into account current market conditions and the fund's investment objective.

         Under the Rule, the fund is permitted to purchase instruments which are subject to demand features or stand-by commitments. As defined by the Rule, a demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party on no more than 30 days' notice. A stand-by commitment entitles the fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

         Demand features and stand-by commitments are features which enhance an instrument's liquidity. The fund's investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the fund from using techniques which enhance the liquidity of portfolio instruments.

         MONITORING PROCEDURES. The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Trustees will take steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS. Rule 2a-7 requires the fund to limit its investments to instruments that, (i) in the opinion of the Board of Trustees or its delegate, present minimal credit risk and are rated in one of the two highest short-term rating categories by a requisite number of nationally recognized statistical rating organizations ("NRSROs") or if unrated (as defined in the Rule), are determined to be of comparable quality ("Eligible Securities"). Securities that were long-term when issued, but that have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below A.

         The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

         The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined by the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the fund to treat certain floating and variable rate demand notes as having maturities of 397 days or less, even if the notes specify a final repayment date more than 397 days in the future.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                             PERFORMANCE INFORMATION

         HOW THE FUND'S YIELD IS CALCULATED. The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The 7-day yield of the fund calculated under the above-described method for the month ending October 31, 2002 was ________%.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the fund's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the fund's yield with yields on fixed-income investments, such as insured savings certificates. In comparing the yield of the fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the yield and whether there are any special charges that may reduce the yield.

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce.

         The types of securities in which the fund invests are different from those included in the S&P 500 and Dow Jones indices which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

         The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the Wiesenberger Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have grown to provide a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $176 billion as of September 30, 2002.

         In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                          TAX-DEFERRED QUALIFIED PLANS

         Investors may invest in shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

Individual Retirement Account - IRA

         TRADITIONAL IRA. Certain shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, your traditional IRA may be rolled over to a Roth IRA and any of your traditional IRAs may be converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in the fund.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESA

         Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax advisor for further information.

                             MANAGEMENT OF THE FUND

                  Under applicable law, the Board of Trustees is responsible for management of the fund and provides broad supervision over its affairs. The fund's officers manage the day-to-day operations of the fund under the general direction of the fund's Board of Trustees.

         The standing committees of the Board of Trustees include an Audit Committee and a Nominating Committee. All trustees who are not interested persons of the fund, as defined in the 1940 Act, are members of the Audit and Nominating Committees.

         The Audit Committee meets annually with the fund's independent accountants and officers to review accounting principles used by the fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. The Nominating Committee meets periodically to review and nominate candidates for positions as independent trustees and to fill vacancies on the Board of Trustees. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. During the last fiscal year, the Audit Committee met ______ times and the Nominating Committee met ______ times.

         The table below provides information about the fund's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in            Other
                            Held With the     Time Served   Fund Complex      Directorships       Principal Occupation(s)
      Name and Age               Fund             (1)         Overseen            Held          During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.        Trustee           Since 1996     Director/     None                  Retired.  Trustee of Pacor
Age 75                                                      Trustee of                          Settlement Trust, Inc. since 1990.
                                                            all Legg                            Formerly: Director of CSS
                                                            Mason funds                         Industries, Inc. (diversified
                                                            consisting                          holding company that makes seasonal
                                                            of 23                               decorative products); Senior Vice
                                                            portfolios.                         President, Chief Financial Officer
                                                                                                and Director of PECO Energy Co.,
                                                                                                Inc. (now Exelon Corporation).
------------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.          Trustee           Since 1988     Director/     None                  Director of The Brooklyn Museum of
Age 58                                                      Trustee of                          Art since 1997.  Formerly: Director
                                                            all Legg                            of The Baltimore Museum of Art
                                                            Mason funds                         (1979-1997).
                                                            consisting
                                                            of 23
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.        Trustee           Since 2002     Director/     None                  Retired.  Director of The Family
Age 46                                                      Trustee of                          Learning Centre (non-profit) since
                                                            all Legg                            1996; Director of Bermuda SMARTRISK
                                                            Mason funds                         (non-profit) since 2001.  Formerly:
                                                            consisting                          Chief Investment Officer of ACE
                                                            of 23                               Limited (insurance).
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------

                                       13

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in            Other
                            Held With the     Time Served   Fund Complex      Directorships       Principal Occupation(s)
      Name and Age               Fund             (1)         Overseen            Held          During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.          Trustee           Since 1989     Director/     None                  Chief Executive Officer of The
Age 58                                                      Trustee of                          Marrow Foundation since 1993.
                                                            all Legg                            Formerly: Executive Director of the
                                                            Mason funds                         Baltimore International Festival
                                                            consisting                          (1991 - 1993); Senior Assistant to
                                                            of 23                               the President of The Johns Hopkins
                                                            portfolios.                         University (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.         Trustee           Since 2002     Director/     None                  Retired.  Director of Maryland
Age 60                                                      Trustee of                          Business Roundtable for Education
                                                            all Legg                            (non-profit); Director of University
                                                            Mason funds                         of Maryland Foundation (non-profit);
                                                            consisting                          Director of University of Maryland
                                                            of 23                               College Park Foundation (non-profit)
                                                            portfolios.                         since 1998.  Formerly:  Partner,
                                                                                                KPMG LLP (international accounting
                                                                                                firm).
------------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter          Trustee           Since 1999     Director/     Director of the       Trustee of Colgate University and
Age 56                                                      Trustee of    Royce Family of       President of Hill House, Inc.
                                                            all Legg      Funds consisting of   (residential home care).  Formerly:
                                                            Mason funds   17 portfolios;        Managing Director, Equity Capital
                                                            consisting    Director of           Markets Group of Merrill Lynch & Co.
                                                            of 23         Renaissance Capital   (1971-1999).
                                                            portfolios.   Greenwich Funds;
                                                                          Director of
                                                                          Pinnacle Holdings,
                                                                          Inc. (wireless
                                                                          communications).
------------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford             Trustee           Since 2002     Director/     None                  Consultant, Rowan & Blewitt Inc.
Age 59                                                      Trustee of                          (management consulting); Adjunct
                                                            all Legg                            Professor, George Washington
                                                            Mason funds                         University since 2000; Director of
                                                            consisting                          Santa Fe Institute (scientific
                                                            of 23                               research institute) since 1999 and
                                                            portfolios.                         Annapolis Center for Science-Based
                                                                                                Public Policy since 1995.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.        Chairman and      Since 1982     Chairman      None                  Director and/or officer of various
Age 63                     Trustee                          and                                 Legg Mason affiliates.  Formerly:
                                                            Director/                           Vice Chairman and Director of Legg
                                                            Trustee of                          Mason, Inc. and Legg Mason Wood
                                                            all Legg                            Walker, Incorporated; Director of
                                                            Mason funds                         Legg Mason Fund Adviser, Inc. and
                                                            consisting                          Western Asset Management Company
                                                            of 23                               (each a registered investment
                                                            portfolios.                         adviser).
------------------------------------------------------------------------------------------------------------------------------------

                                       14

------------------------------------------------------------------------------------------------------------------------------------
                                                Term of
                                              Office and      Number of
                             Position(s)       Length of      Funds in            Other
                            Held With the     Time Served   Fund Complex      Directorships       Principal Occupation(s)
      Name and Age               Fund             (1)         Overseen            Held          During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R. (2)       President and     President      Director/     Director of the       Executive Vice President of Legg
Age 47                     Trustee           since 2001,    Trustee of    Royce Family of       Mason, Inc., director and/or officer
                                             Trustee        all Legg      Funds consisting of   of various other Legg Mason
                                             since 2002     Mason funds   17 portfolios.        affiliates since 2000.  Formerly:
                                                            consisting                          Division President and Senior
                                                            of 23                               Officer of Prudential Financial
                                                            portfolios.                         Group, Inc. and related companies,
                                                                                                including fund boards and consulting
                                                                                                services to subsidiary companies
                                                                                                from 1991 to 2000; Partner,
                                                                                                Greenwich Associates; Vice
                                                                                                President, T. Rowe Price Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R. (2)         Vice President    Since 2000     Vice          None                  Vice President and Secretary of Legg
Age 44                     and Secretary                    President                           Mason Fund Adviser, Inc. since 2000;
                                                            and                                 Associate General Counsel of Legg
                                                            Secretary                           Mason Wood Walker, Incorporated
                                                            of all Legg                         since 1999.  Formerly: Senior
                                                            Mason funds                         Associate, Kirkpatrick & Lockhart
                                                            consisting                          LLP (1996 -1999); Senior Counsel,
                                                            of 23                               Securities and Exchange Commission,
                                                            portfolios.                         Division of Investment Management
                                                                                                (1989 -1995).
-------------------------- ----------------- -------------- ------------- --------------------- ------------------------------------
Karpinski, Marie K. Age    Vice President    Since 1985     Vice          None                  Vice President and Treasurer of Legg
53  (2)                    and Treasurer                    President                           Mason Fund Adviser, Inc. and Western
                                                            and                                 Asset Funds, Inc.; Treasurer of
                                                            Treasurer                           Pacific American Income Shares, Inc.
                                                            of all Legg                         and Western Asset Premier Bond Fund.
                                                            Mason funds
                                                            consisting
                                                            of 23
                                                            portfolios.
------------------------------------------------------------------------------------------------------------------------------------

(1)      Officers  of  the  fund  serve  one-year   terms,   subject  to  annual
         reappointment by the Board of Trustees. Trustee of the fund serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2)      Officers of the fund are interested persons as defined in the 1940 Act.

         Mr. Curley and Mr. Fetting are considered to be interested persons of the fund, as defined in the 1940 Act, on the basis of their employment with the fund's investment adviser or its affiliated entities (including the fund's principal underwriter) and Legg Mason, Inc., the parent holding company.

         The following table shows each trustee's ownership of shares of the fund and of all the Legg Mason funds served by the trustee as of December 31, 2001:

--------------------------------------------------------------------------------
                                                      Aggregate Dollar Range of
                         Dollar Range of Equity             Shares in the
Name of Trustee       Securities in Legg Mason Cash         Legg Mason Funds
                             Reserve Trust                Owned by Trustees
--------------------------------------------------------------------------------
John F. Curley Jr.           $1 - $10,000                 Over $100,000
--------------------------------------------------------------------------------
Mark R. Fetting *                None                          None
--------------------------------------------------------------------------------
Richard G. Gilmore               None                     Over $100,000
--------------------------------------------------------------------------------
Arnold L. Lehman          $50,001 - $100,000              Over $100,000
--------------------------------------------------------------------------------
Robin J.W. Masters               None                          None
--------------------------------------------------------------------------------
Jill E. McGovern          $10,001 - $50,000               Over $100,000
--------------------------------------------------------------------------------
Arthur S. Mehlman                None                          None
--------------------------------------------------------------------------------
G. Peter O'Brien                 None                     Over $100,000
--------------------------------------------------------------------------------
S. Ford Rowan *                  None                          None
--------------------------------------------------------------------------------

     * As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

         Officers and trustees who are interested persons of the fund as defined in the 1940 Act receive no salary or fees from the fund. Each trustee who is not an interested person of the fund ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the fund as of December 31 of the previous year.

        The following table provides certain information relating to the compensation of the fund's trustees. None of the Legg Mason funds has any retirement plan for its trustees.

================================================================================
                                                          Total Compensation
                                        Aggregate              From Fund and
  Name of Person                     Compensation               Fund Complex
   and Position                         From Fund*          Paid to Trustees**
--------------------------------------------------------------------------------
John F. Curley, Jr.
Chairman of the Board and Director          None                        None
--------------------------------------------------------------------------------
Mark R. Fetting****
Director                                    None                        None
--------------------------------------------------------------------------------
Richard G. Gilmore
Director                                  $3,600                     $43,800
--------------------------------------------------------------------------------
Arnold L. Lehman
Director                                  $3,600                     $43,800
--------------------------------------------------------------------------------
Robin J.W. Masters ****
Director                                    None                        None
--------------------------------------------------------------------------------
Jill E. McGovern
Director                                  $3,600                     $43,800
--------------------------------------------------------------------------------
Arthur S. Mehlman ****
Director                                    None                        None
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Director                                  $3,600                     $47,975
--------------------------------------------------------------------------------
S. Ford Rowan ****
Director                                    None                        None
================================================================================

     * Represents compensation paid to each trustee for the fiscal year ended August 31, 2001.

     **   Represents  aggregate  compensation  paid to each  trustee  during the
          calendar  year  ended  December  31,  2001.   There  are  12  open-end
          investment companies in the Legg Mason funds, consisting of 23 funds.

     *** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

     **** Elected to the board of the fund on October 24, 2002.

         On ________2002, the trustees and officers of the Fund beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

         On ________2002, no entities were known by the Fund to own of record or beneficially 5% or more of any class of the fund's outstanding shares.

Trustee Liability

         The fund's Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                      THE FUND'S INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as manager to the fund under a management agreement between the fund and LMFA ("Management Agreement").

         The Management Agreement provides that, subject to the overall direction by the Board of Trustees, LMFA will manage the investment and other affairs of the fund. Under the Management Agreement, LMFA is responsible for managing the fund's securities and for making purchases and sales of securities consistent with the 1940 Act, the Code and the investment objectives and policies described in the fund's Prospectus and this Statement of Additional Information.

         LMFA is obligated to furnish the fund with office space and certain administrative services, as well as executive and other personnel necessary for the operation of the fund. LMFA and its affiliates also are responsible for the compensation of trustees and officers of the fund who are employees of LMFA and/or its affiliates.

         LMFA has delegated the portfolio management functions for the fund to the adviser, Western Asset Management Company ("Adviser"). The Adviser, 117 East

Colorado Boulevard, Pasadena, CA 91105, an affiliate of Legg Mason, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement ("Advisory Agreement"), between the Adviser and LMFA.

Board Consideration of the Management and Advisory Agreements

         In approving the Management and Advisory Agreements, the Board of Trustees primarily considered, with respect to the fund, whether continuation of the Agreements would be in the best interests of the fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the fund. The Independent Trustees requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Trustees' consideration of these and other issues. The Independent Trustees met with experienced mutual fund legal counsel separately from the full Board of Trustees to evaluate this report.

         With respect to the nature and quality of the services provided, the Board of Trustees considered the performance of the fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board of Trustees also considered the adviser's compliance history and considered the steps the adviser has taken to strengthen its compliance program.

         The Board of Trustees also considered the adviser's procedures for executing portfolio transactions for the fund.

         With respect to the overall fairness of the Management and Advisory Agreements, the Board of Trustees primarily considered the fee structure of the Agreements and the profitability of LMFA, the Adviser and their affiliates from their overall association with the funds. The Board of Trustees reviewed information about the rates of compensation paid to investment advisers, and overall expenses ratios, for funds comparable in size, character and investment strategy to the fund. The Board of Trustees considered any specific portfolio management issues that contributed to the fee. In concluding that the benefits accruing to LMFA and the Adviser and its affiliates by virtue of their relationship to the fund were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to the fund, the Board of Trustees reviewed specific data as to LMFA's and the Adviser's profit or loss on the fund for a recent period. In prior years, the Board of Trustees has reviewed and discussed at length a study by outside accounting firms evaluating Legg Mason's cost allocation methodology.

         In addition to the annual Board of Trustees meeting in which the Management and Advisory Agreements are reviewed, the Board of Trustees meets at least another three times a year in order to oversee the management and performance of the fund. Representatives of the Adviser are present for at least two of these quarterly meetings. Such meetings provide additional opportunities for the Board of Trustees to discuss performance, compliance and other fund issues. The Board of Trustees also draws upon its long association with LMFA and its personnel, and the Board of Trustees members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

         LMFA receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the fund as follows:
0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.40% thereafter.

         For the fiscal years ended August 31, the fund incurred management fees of:

         --------------------------------------------------
               2002           2001               2000
         --------------------------------------------------
                           $9,894,438         $8,531,204
         --------------------------------------------------

         Under the Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

         The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the outstanding voting securities or by LMFA, on not less than 60 days' notice to the other party, and may be terminated immediately upon the mutual written consent of LMFA and the fund.

         The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing prospectuses, statements of additional information, proxy statements and reports and of printing them for and distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent trustees, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the fund for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations.

         The fund also is obligated to pay the expenses for maintenance of its financial books and records, including computation of the fund's net asset value per share, and dividends. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify the trustees and officers of the fund with respect to litigation.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

         Under the Advisory Agreement, the Adviser is responsible, subject to the supervision of LMFA and the general oversight of the fund's Board of Trustees, for the actual management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 30% of the fee received by LMFA from the fund.

         For its services to the fund, the Adviser received the following fees from LMFA for the fiscal years ended August 31:

         -------------------------------------------------
               2002             2001            2000
         -------------------------------------------------
                             $2,968,331      $2,559,361
         -------------------------------------------------

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Advisory Agreement.

         The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of the Adviser, LMFA and the fund.

         The fund, LMFA, Legg Mason and the Adviser each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Debt securities are generally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agents. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and, for agency transactions, may pay to these broker-dealers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The fund paid no brokerage commissions, nor did it allocate any transactions to dealers for research, analysis, advice or similar services during any of its last three fiscal years.

         The fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. However, the fund's Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of Prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 0.15% of the fund's average daily net assets. Legg Mason has agreed to waive 0.05% of the 12b-1 fee indefinitely. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

         For  the  fiscal  years  ended  August  31,  2002  the  fund   incurred
distribution and service fees of
$__________.

         The Plan specifies that the fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets, plus interest, as specified in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Shareholder servicing fees paid under the Plan are not subject to that limit. Legg Mason may pay all or a portion of the fee to its financial advisors or to dealers with which Legg Mason has a dealer agreement with respect to the fund.

         In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders outweighed the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of shares of the fund would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the trustees gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that LMFA and the Adviser would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the trustees noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the trustees who are not "interested persons" of the fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Trustees, and the trustees will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Trustees will be committed to the discretion of the Independent Trustees.

         For the fiscal year ended August 31, 2002, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:


----------------------------------------------------------------
Compensation to sales personnel                $
----------------------------------------------------------------
Advertising                                    $
----------------------------------------------------------------
Printing and mailing of prospectuses
to prospective shareholders                    $
----------------------------------------------------------------
Other                                          $
----------------------------------------------------------------
Total expenses                                 $
----------------------------------------------------------------

         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                             MASSACHUSETTS TRUST LAW

         The fund is a Massachusetts business trust formed on July 24, 1978. Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the fund. To protect its shareholders, the fund's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the fund. The Declaration requires notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its trustees enter into or sign.

         The Declaration of Trust authorizes the fund to issue an unlimited number of shares. Each share of the fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. Fractional shares have fractional voting rights. There is no cumulative voting in the election of trustees. Fund shares are fully paid and non-assessable, and have no preemptive or conversion rights.

         Special meetings of shareholders may be called by the trustees or Chief Executive Officer of the fund and shall be called by the trustees upon the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote. Shareholders shall be entitled to at least fifteen days notice of any meeting.

         In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for the fund's obligations, the fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made, and pay any judgment, against such a shareholder for any act or obligation of the fund. Therefore, the fund believes that financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to the fund.

                         THE FUND'S INDEPENDENT AUDITORS

         Ernst  &  Young  LLP,  Two  Commerce   Square,   2001  Market   Street,
Philadelphia, PA, 19103 serves as the fund's independent auditors.

                              FINANCIAL STATEMENTS

                       [to be incorporated by reference]

                                                                   APPENDIX A

                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") Ratings:
------------------------------------------------------------------

Long-Term Debt Ratings

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings

         Prime-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated not prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's ("S&P") Ratings:
------------------------------------------------

Long Term Issue Credit Ratings

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         P - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.

         L- The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

         * - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         r- The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R.- Not rated.

Commercial Paper

         A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3. Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                          Legg Mason Cash Reserve Trust

Part C.  Other Information

Item 23. Exhibits

         (a)      (i)    Declaration of Trust (1)
                  (ii)   Amendment No.1 to Declaration of Trust (1)
                  (iii)  Amendment No.2 to Declaration of Trust (1)

         (b) By-laws (as Amended and Restated August 8, 2002) - filed herewith

         (c) Instruments defining the rights of security holders with respect to Legg Mason Cash Reserve Trust are contained in the Declaration of Trust and subsequent amendments which are incorporated herein by reference to Exhibit (b) to Part C of Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997 and in the Bylaws which are filed herewith.

         (d)      (i)    Management Agreement (1)
                  (ii)   Investment Advisory Contract (1)

         (e)      Amended Underwriting Agreement (2)

         (f)      Bonus, profit sharing or pension plans--none

         (g)      (i)    Custodian Contract (1)
                  (ii)   Amendment to Custodian Contract dated May 28, 1996 (1)
                  (iii)  Amendment to Custodian Contract dated July 1, 2001 (3)

         (h)      (i)    Transfer Agency and Service Agreement (1)
                  (ii)   Amendment to Transfer Agency and Service Agreement -
                         filed herewith

         (i)      Opinion of Counsel - to be filed

         (j)      Consent of Independent Auditors - to be filed

         (k)      Financial statements omitted from Item 22 - none

         (l)      Not Applicable

         (m)      Amended Distribution Plan pursuant to Rule 12b-1 (2)

         (n)      Plan pursuant to Rule 18f-3 - none

         (p)      (i)    Code of Ethics for the fund and its principal
                         underwriter - (4)
                  (ii)   Code of Ethics for the investment adviser - (3)

(1) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 31, 1997.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 20, 2000.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 13, 2001.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Special Investment Trust, Inc. SEC File No. 33-1271, filed July 11, 2002.

Item 24.      Persons Controlled By or Under Common Control with Registrant

              None

Item 25.      Indemnification

              This Item is incorporated herein by reference to Item 27 of Part C of Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997.

Item 26.      Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury           Vice President, LMFA
                           Manager, Brandywine

Marc R. Duffy              Vice President and Secretary, LMFA

Mark R. Fetting            President and Director, LMFA
                           Executive Vice President, Legg Mason, Inc.

Marie K. Karpinski         Vice President and Treasurer, LMFA

Timothy C. Scheve          Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LM Tower
                           Manager, Brandywine
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III       Director, LMFA
                          Senior Executive Vice President, Legg Mason, Inc.
                          Director, LM Holdings Limited
                          Director, Legg Mason Holdings Limited
                          Director, Batterymarch
                          Director, LMCM
                          Director, LMFM
                          Director, WAMCL
                          Director, WAM
                          Director, LMREI

II. Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

James W. Hirschmann III    Director, President and CEO, WAM
                           Managing Director and Director, WAMCL

Timothy C. Scheve          Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LM Tower
                           Manager, Brandywine
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III       Senior Executive Vice President, Legg Mason, Inc.
                          Director, LM Holdings Limited
                          Director, Legg Mason Holdings Limited
                          Director, LMFA
                          Director, Batterymarch
                          Director, LMCM
                          Director, LMFM
                          Director, WAMCL
                          Director, WAM
                          Director, LMREI

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray Seifert")
380 Madison Avenue
New York, NY  10017

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD  21202

Legg Mason Trust, fsb  ("LMTrust")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27.      Principal Underwriters

         (a)      Legg Mason Income Trust, Inc.
                  Legg Mason Tax Exempt Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Value Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Focus Trust, Inc.
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Light Street Trust, Inc.
                  Legg Mason Investment Trust, Inc.
                  Legg Mason Charles Street Trust, Inc.
                  Western Asset Funds, Inc.

         (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                                  Positions and
Name and Principal                  Position and Offices           Offices with
Business Address*                   with Underwriter - LMWW          Registrant
_______________________________________________________________________________

Raymond A. Mason                    Chairman of the Board, Chief         None
                                    Executive Officer and Director

James W. Brinkley                   President, Chief Operating           None
                                    Officer and Director

Richard J. Himelfarb                Senior Executive Vice President      None

Timothy C. Scheve                   Senior Executive Vice President      None
                                    and Director

Manoochehr Abbaei                   Executive Vice President             None

Thomas P. Mulroy                    Executive Vice President             None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President             None
                                    and Director

D. Stuart Bowers                    Senior Vice President                None

W. William Brab                     Senior Vice President                None

Edwin J. Bradley, Jr.               Senior Vice President                None

W. Talbot Daley                     Senior Vice President                None

Thomas M. Daly, Jr.                 Senior Vice President                None

Jeffrey W. Durkee                   Senior Vice President                None

Harry M. Ford, Jr.                  Senior Vice President                None

Dennis A. Green                     Senior Vice President                None

Thomas E. Hill                      Senior Vice President                None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President                None

Arnold S. Hoffman                   Senior Vice President                None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                       Senior Vice President                None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan                   Senior Vice President                None

William B. Jones, Jr.               Senior Vice President                None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President                None

Horace M. Lowman, Jr.               Senior Vice President                None

Ira H. Malis                        Senior Vice President                None

Marvin H. McIntyre                  Senior Vice President                None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President                None

Robert F. Price                     Senior Vice President, Secretary
                                    and General Counsel                  None

Joseph A. Sullivan                  Senior Vice President                None

Joseph E. Timmins                   Senior Vice President                None

Paul J. Ayd                         Vice President                       None

William H. Bass, Jr.                Vice President                       None

Nathan S. Betnun                    Vice President                       None

Andrew J. Bowden                    Vice President and Deputy
                                    General Counsel                      None

Scott R. Cousino                    Vice President                       None

Thomas W. Cullen                    Vice President                       None

Charles J. Daley, Jr.               Vice President and CFO               None

Robert J. Dillon                    Vice President                       None

J. Gregory Driscoll                 Vice President                       None
1735 Market Street
Philadelphia, PA  19103

Brian M. Eakes                      Vice President                       None

J. Peter Feketie                    Vice President                       None

James P. Fitzgerald                 Vice President                       None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                       None

Joseph M. Furey                     Vice President                       None

Francis X. Gallagher, Jr.           Vice President                       None

David Gately                        Vice President                       None

Steven C. Genyk                     Vice President                       None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                       None

W. Kyle Gore                        Vice President                       None

Daniel R. Greller                   Vice President                       None

Kim M. Hagins                       Vice President                       None

Patrick G. Hartley                  Vice President                       None

Kendra Heyde                        Vice President                       None

Dale S. Hoffman                     Vice President                       None

Timothy A. Jackson                  Vice President                       None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                       None

Francis J. Jamison, Jr.             Vice President                       None

Elizabeth A. Kane                   Vice President                       None

Robert H. Kennedy                   Vice President                       None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Duncan L. Lamme                     Vice President                       None
1111 Bagby Street
Houston, TX  77002

Henry Lederer                       Vice President                       None

Edward W. Lister, Jr.               Vice President                       None

Donna Maher                         Vice President                       None

Jeffrey R. Manning                  Vice President                       None

Richard Marvin                      Vice President                       None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller        None

Julia A. McNeal                     Vice President                       None

Gregory B. McShea                   Vice President                       None

Edward P. Meehan                    Vice President                       None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant                  Vice President, Assistant Secretary
                                    and Deputy General Counsel           None

Mark C. Micklem                     Vice President                       None

Martin F. Mitchell                  Vice President                       None

Neil P. O'Callaghan                 Vice President                       None

Ann O'Shea                          Vice President                       None

Robert E. Patterson                 Vice President and Deputy
                                    General Counsel                      None

Thomas K. Peltier                   Vice President                       None

Gerard F. Petrik, Jr.               Vice President                       None

Thomas E. Robinson                  Vice President                       None

Theresa M. Romano                   Vice President                       None

James A. Rowan                      Vice President                       None

B. Andrew Schmucker                 Vice President                       None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                       None

Robert C. Servas                    Vice President                       None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Eugene B. Shepherd                  Vice President                       None
1111 Bagby Street
Houston, TX  77002

Lawrence D. Shubnell                Vice President                       None

Alexsander M. Stewart               Vice President                       None

Joyce Ulrich                        Vice President                       None

Sheila M. Vidmar                    Vice President and Deputy
                                    General Counsel                      None

Barbara Weaver                      Vice President                       None

W. Matthew Zuga                     Vice President                       None

Scott W. Bost                       Assistant Vice President             None

Robert J. DeLeon                    Assistant Vice President             None

Robert J. Gavin                     Assistant Vice President             None

Mary-Jewel Greenlow                 Assistant Vice President             None

Tanya J. Lee                        Assistant Vice President             None

Tracey A. Lumpkin                   Assistant Vice President             None

Edward G. McCaulley                 Assistant Vice President             None

Mark A. Meyers                      Assistant Vice President             None

Michelle Miller                     Assistant Vice President             None

Robert L. Phillips                  Assistant Vice President             None

Lauri F. Smith                      Assistant Vice President             None

Terry W. Thompson, Jr.              Assistant Vice President             None

Leigh Ann Webster                   Assistant Vice President             None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company  and  Legg Mason Fund Adviser, Inc.
         P.O. Box 1713                             100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Cash Reserve Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 1st day of November, 2002.

                                       LEGG MASON CASH RESERVE TRUST



                                       By: /s/ Mark R. Fetting
                                           ------------------------------------
                                           Mark R. Fetting
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title                           Date
---------                    -----                           ----

/s/ John F. Curley, Jr.*     Chairman of the Board           November 1, 2002
------------------------     and Trustee
John F. Curley, Jr.

/s/ Mark R. Fetting          President and Trustee           November 1, 2002
------------------------
Mark R. Fetting

/s/ Richard G. Gilmore*      Trustee                         November 1, 2002
------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*        Trustee                         November 1, 2002
------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters       Trustee                         November 1, 2002
------------------------
Robin J.W. Masters

/s/ Jill E. McGovern*        Trustee                         November 1, 2002
------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman        Trustee                         November 1, 2002
------------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien*        Trustee                         November 1, 2002
------------------------
G. Peter O'Brien

/s/ S. Ford Rowan            Trustee                         November 1, 2002
------------------------
S. Ford Rowan

/s/ Marie K. Karpinski       Vice President                  November 1, 2002
------------------------     and Treasurer
Marie K. Karpinski

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR
J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                           DATE
---------                                           ----

/s/ Edmund J. Cashman, Jr.                          August 21, 2001
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                             August 9, 2001
--------------------------
John F. Curley, Jr.

/s/ Nelson A. Diaz                                  August 9, 2001
--------------------------
Nelson A. Diaz

/s/ Richard G. Gilmore                              August 9, 2001
--------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                August 9, 2001
--------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                                August 21, 2001
--------------------------
Raymond A. Mason

/s/ Jill E. McGovern                                August 9, 2001
--------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                              August 21, 2001
--------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                August 9, 2001
--------------------------
G. Peter O'Brien

/s/ T.A. Rodgers                                    August 9, 2001
--------------------------
T. A. Rodgers

/s/ Edward A. Taber III                             August 14, 2001
--------------------------
Edward A. Taber, III

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                          Legg Mason Cash Reserve Trust
                                  Exhibit Index


Exhibit (b)          By-laws (as Amended and Restated August 8, 2002)

Exhibit (h)(ii)      Amendment to Transfer Agency and Service Agreement